Accounts Receivable	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

Accounts receivable and the allowance for credit losses consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Accounts receivable	53,843	31,621	4,522
Allowance for credit losses	—	(4,420)	(632)
	53,843	27,201	3,890

As of December 31, 2024 and 2025, all accounts receivable were due from third party customers. As of December 31, 2025, the age of RMB27,201(US$3,890) of the receivables was less than one year, and the age of RMB4,420(US$632) was 1-2 years.. For the accounts receivable as of December 31, 2025, the Company subsequently collected RMB23,901 (US$3,418) in 2026.

An analysis of the allowance for credit losses was as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Balance at beginning of the year	—	—	—
Additional provision charged to expense	—	4,420	632
Balance at the end of the year	—	4,420	632